Intangible assets - pre-publication	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible assets - pre-publication
20. Intangible assets –
pre-publication

All figures in £ millions	2019	2018
Cost
At beginning of year	2,096	1,854
Exchange differences	(66)	70
Additions	306	328
Disposals	(82)	(158)
Transfer from property, plant and equipment	9	2
Transfer from intangible assets	12	—

At end of year	2,275	2,096

Amortisation
At beginning of year	(1,279)	(1,113)
Exchange differences	53	(53)
Charge for the year	(261)	(271)
Disposals	82	158

At end of year	(1,405)	(1,279)

Carrying amounts at end of year	870	817

Included in the above are
pre-publication
assets amounting to £585m (2018: £577m) which will be realised in more than one year.
Amortisation is included in the income statement in cost of goods sold.
In addition to the above, in 2019 there was a £10m charge and additions of £13m relating to assets and liabilities held for sale. In 2018 £242m of pre-publication
assets were included in assets classified as held for sale (see note 32) with a charge of £67m and additions of £60m in 2018 related to assets and liabilities held for sale.